Subsequent Events - Additional Information (Details) $ in Thousands			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 12, 2021 USD ($) Transaction	Mar. 26, 2021 USD ($) shares	Jan. 31, 2021 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Day shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Payments to acquire real estate | $				$ 59,000
Number of real estate transactions	5				15
Proceeds from issuance of common stock, net | $					$ 3,583,025	$ 556,857	$ 853,205	$ 761,712	$ 164,674
Common Stock Class T
Subsequent Event [Line Items]
Common stock, shares issued					4,009,638		2,463,182	1,412,563
Common Stock Class S
Subsequent Event [Line Items]
Common stock, shares issued					121,643,389		46,431,661	26,164,794
Common Stock Class D
Subsequent Event [Line Items]
Common stock, shares issued					18,843,158		2,847,097	1,653,094
Common Stock Class I
Subsequent Event [Line Items]
Common stock, shares issued					114,807,327		39,152,913	16,114,284
Subsequent Event
Subsequent Event [Line Items]
Payments to acquire real estate | $	$ 4,900,000		$ 134,800
Loan originated to acquire real estate post year end | $			$ 500,400
Subsequent Event | Revolving Credit Facility and Line of Credit | Barclays RA
Subsequent Event [Line Items]
Borrowings to fund acquisition | $	758,900
Subsequent Event | IPO [Member]
Subsequent Event [Line Items]
Proceeds from issuance of common stock, net | $	$ 6,900,000
Subsequent Event | Common Stock
Subsequent Event [Line Items]
Common stock, shares issued		120,404,905
Proceeds from issuance of common stock, post 12/31 | $		$ 2,500,000
Subsequent Event | Common Stock Class T
Subsequent Event [Line Items]
Common stock, shares issued		2,850,070
Subsequent Event | Common Stock Class S
Subsequent Event [Line Items]
Common stock, shares issued		61,954,369
Subsequent Event | Common Stock Class D
Subsequent Event [Line Items]
Common stock, shares issued		4,699,738
Subsequent Event | Common Stock Class I
Subsequent Event [Line Items]
Common stock, shares issued		50,900,728